Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Details) $ in Millions	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 07, 2020	Sep. 30, 2020 USD ($) segment company entity corporation	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) entity company corporation segment	Dec. 31, 2018 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
Accounting Policies [Line Items]
Members' deficit	$ 0.0			$ 0.0		$ (207.8)
Unearned revenue	176.0			176.0		$ 159.1
Amortization period for costs capitalized related to new revenue contracts						3 years
Advertising expenses	3.4	$ 3.5		$ 8.9	$ 6.9
Number of reporting units (segment) | segment				1
Number of limited liability companies treated as partnerships for tax purposes | company				2
Number of limited liability companies disregarded for tax purposes | company				10
Number of corporations | corporation				4
Number of foreign entities | entity				1
Award vesting period				4 years
Right-of-use asset	34.0			$ 34.0		$ 36.8
Lease liability	41.9			41.9
Total equity (deficit)	$ 820.5	$ (217.2)		$ 820.5	$ (217.2)	(213.8)	$ (119.1)	$ 783.3	$ (220.1)	$ (200.7)	$ (161.6)
Cumulative Effect, Period of Adoption, Adjustment
Accounting Policies [Line Items]
Total equity (deficit)							(1.8)
DiscoverOrg Holdings
Accounting Policies [Line Items]
Members' deficit						(207.8)	(119.1)						$ (29.8)
Unearned revenue						159.1	52.5
Capitalized costs to obtain revenue contracts						25.3	3.3
Amortization to sales and marketing expense						8.6	1.5
Costs capitalized to obtain revenue contract, net						20.5	3.8
Advertising expenses						$ 9.8	2.5
Number of reporting units (segment) | segment						1
Number of limited liability companies treated as partnerships for tax purposes | company						2
Number of limited liability companies disregarded for tax purposes | company						11
Number of corporations | corporation						2
Number of foreign entities | entity						1
Award vesting period			2 years			4 years
Right-of-use asset						$ 36.8	0.0
Lease liability						44.7
Total equity (deficit)						$ (213.8)	(119.1)							$ (29.8)
DiscoverOrg Holdings | ASU 2016-02
Accounting Policies [Line Items]
Right-of-use asset												$ 9.3
Lease liability												$ 12.8
DiscoverOrg Holdings | Adjustment
Accounting Policies [Line Items]
Members' deficit							4.3						4.3	$ 4.3
Unearned revenue							4.3						$ 4.3
DiscoverOrg Holdings | Cumulative Effect, Period of Adoption, Adjustment
Accounting Policies [Line Items]
Total equity (deficit)							$ (1.8)
Minimum
Accounting Policies [Line Items]
Subscription contract, term				1 year
Estimated useful life				3 years		3 years
Amortization period for deferred sales commissions				1 year
Amortization period				2 years
Minimum | DiscoverOrg Holdings
Accounting Policies [Line Items]
Amortization period						2 years
Maximum
Accounting Policies [Line Items]
Subscription contract, term				3 years
Estimated useful life				10 years		10 years
Amortization period for deferred sales commissions				3 years
Amortization period				15 years
Maximum | DiscoverOrg Holdings
Accounting Policies [Line Items]
Amortization period						15 years